Costs (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [Line Items]
Payroll and related costs	€ 3,093	€ 2,951	€ 2,994
Payroll and related costs [Member]
Disclosure Of Operating Expenses [Line Items]
Wages and salaries	2,409	2,447	2,491
Social security contributions	448	441	445
Cost related to employee benefit plans	220	113	81
Other costs	170	162	202
Short-term employee benefits expense	3,247	3,163	3,219
capitalized direct costs associated with self-constructed assets - tangible assets	(142)	(202)	(215)
capitalized direct costs associated with self-constructed assets - intangible assets	(12)	(10)	(10)
Payroll and related costs	€ 3,093	€ 2,951	€ 2,994